Commitment and Contingencies (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Contingencies and Commitment.
2023	¥ 53,268
2024	18,967
2025	1,652
2026	803
Total future lease payments	74,690
Accrued litigation liabilities	3,611	¥ 2,162
Litigation expenses	5,918	¥ 6,150	¥ 4,022
Leases Office Space | Bandwidth And Property Management Fees
Contingencies and Commitment.
2023	5,949
2024	2,011
2025	90
2026	90
Total future lease payments	8,140
Imported Equipment | Wuhan Miracle
Contingencies and Commitment.
future minimum payments	¥ 2,000			$ 0.3